UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2019

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2019

MFS® Emerging Markets Debt Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

EMD-SEM

MFS® Emerging Markets Debt Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as Brexit have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that has prevailed for much of the past several years. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis over the past 12 months, though broad market returns have been modestly negative on an absolute basis. Global economic growth has become less synchronized over the past few quarters, with Europe, China, and some emerging markets having shown signs of significantly slowing growth. While U.S. growth has remained above average, its pace slowed in the second half of 2018.

A decelerating global economy and tighter financial conditions have prompted the U.S. Federal Reserve to reassess its monetary policy outlook. Fed chairman Jerome Powell recently acknowledged that the next change in policy rates could be either a hike or a cut, suggesting that the tightening cycle begun in late 2015 may have come to an end. The Fed has also signaled that it is likely to maintain a larger-than-expected balance sheet, meaning that monetary conditions will likely tighten less over time than earlier feared. U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. short-term interest rates, declining equity valuations, and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely over the remainder of this presidential term. The recent partial U.S. government shutdown has also added to political uncertainty as the competing budgetary priorities of the House of Representatives and the White House will likely remain a source of friction going forward.

Globally, inflation remains largely subdued thanks in part to lower oil prices, but tight labor markets will keep investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been worked out between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions between the U.S. and China remain high, though the two sides recently returned to the negotiating table.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

March 19, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	50.7%
Other Government Entity-Emerging Markets Quasi Government	24.2%
Emerging Markets Corporate Bonds	17.9%
Government Securities Hedge (t)	4.6%
Developed Markets Corporate Bonds	0.8%

Composition including fixed income credit quality (a)(i)
AAA	1.1%
A	5.5%
BBB	34.8%
BB	24.8%
B	25.2%
CCC	1.1%
D	0.9%
U.S. Government	5.2%
Not Rated	(0.4)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	3.8%
Other	(2.0)%

Portfolio facts (i)
Average Duration (d)	6.7
Average Effective Maturity (m)	10.2 yrs.

Non-U.S. issuer country weightings (i)(x)
Argentina	9.0%
Indonesia	7.5%
Mexico	7.3%
Turkey	7.2%
Brazil	4.6%
Peru	4.0%
Chile	4.0%
South Africa	3.8%
Kazakhstan	3.8%
Other Countries	41.7%

Non-U.S. currency exposure weightings (i)(y)
Turkish Lira	1.3%
Brazilian Real	1.1%
Chilean Peso	1.0%
Indonesian Rupiah	0.7%
Mexican Peso	0.4%
Argentinan Peso	0.3%
South African Rand	0.3%
Philippine Peso	0.2%
Indian Rupee (o)	0.0%
Other Currencies	(1.0)%

Emerging market local currency bond weights by country (i)
Mexico	0.8%
Chile	0.3%
India	0.2%
Indonesia	0.2%
Argentina	0.2%
Peru	0.2%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts and U.S. Treasury securities with a bond equivalent exposure of 4.6%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. United States issuer country exposure is 7.1% and includes Cash & Cash Equivalents and Other.
(y)

Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. United States Dollar currency exposure is 95.8% and includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of January 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2018 through January 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2018 through January 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/18	Ending Account Value 1/31/19	Expenses Paid During Period (p) 8/01/18-1/31/19
A	Actual	1.04%	$1,000.00	$1,023.95	$5.31
	Hypothetical (h)	1.04%	$1,000.00	$1,019.96	$5.30
B	Actual	1.81%	$1,000.00	$1,019.42	$9.21
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
C	Actual	1.81%	$1,000.00	$1,019.41	$9.21
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
I	Actual	0.81%	$1,000.00	$1,024.50	$4.13
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R1	Actual	1.81%	$1,000.00	$1,019.42	$9.21
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
R2	Actual	1.31%	$1,000.00	$1,021.95	$6.68
	Hypothetical (h)	1.31%	$1,000.00	$1,018.60	$6.67
R3	Actual	1.06%	$1,000.00	$1,023.23	$5.41
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R4	Actual	0.81%	$1,000.00	$1,024.50	$4.13
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R6	Actual	0.72%	$1,000.00	$1,024.95	$3.67
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

1/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.9%

Issuer	Shares/Par		Value ($)
Angola - 0.4%
Republic of Angola, 9.5%, 11/12/2025		$5,300,000	$5,909,362
Republic of Angola, 8.25%, 5/09/2028 (n)		15,935,000	16,409,226
Republic of Angola, 8.25%, 5/09/2028		4,200,000	4,324,992

			$26,643,580
Argentina - 8.8%
City of Buenos Aires, 8.95%, 2/19/2021		$6,136,000	$6,166,680
Genneia S.A., 8.75%, 1/20/2022 (n)		7,427,000	6,886,314
Genneia S.A., 8.75%, 1/20/2022		3,295,000	3,055,124
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)		8,408,000	6,705,380
Province of Cordoba, 7.125%, 6/10/2021 (n)		4,823,000	4,521,563
Province of Cordoba, 7.125%, 6/10/2021		25,761,000	24,150,938
Province of Cordoba, 7.45%, 9/01/2024 (n)		6,002,000	5,101,700
Province of Cordoba, 7.45%, 9/01/2024		6,591,000	5,602,350
Province of Santa Fe, 7%, 3/23/2023 (n)		14,978,000	12,888,569
Provincia De La Rioja, 9.75%, 2/24/2025 (n)		13,250,000	10,931,250
Provincia De Rio Negro, 7.75%, 12/07/2025 (n)		8,295,000	6,138,300
Republic of Argentina, 0%, 2/28/2019	ARS	193,480,000	6,210,075
Republic of Argentina, 6.25%, 4/22/2019		$20,742,000	20,877,030
Republic of Argentina, 6.875%, 4/22/2021		89,872,000	85,827,760
Republic of Argentina, 5.625%, 1/26/2022		69,881,000	63,417,007
Republic of Argentina, 4.625%, 1/11/2023		38,653,000	33,144,948
Republic of Argentina, 7.5%, 4/22/2026		58,750,000	52,082,462
Republic of Argentina, 6.875%, 1/26/2027		53,992,000	45,704,768
Republic of Argentina, 5.875%, 1/11/2028		90,363,000	71,838,585
Republic of Argentina, 7.125%, 7/06/2036		50,025,000	39,494,738
Republic of Argentina, FLR, 71.389% (Argentina Badlar-7 Day), 6/21/2020	ARS	228,926,000	6,740,845
Stoneway Capital Corp., 10%, 3/01/2027 (n)		$17,252,599	16,217,443

			$533,703,829
Azerbaijan - 1.6%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		$41,250,000	$45,787,500
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		19,219,000	21,333,090
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		29,373,000	32,310,300

			$99,430,890

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Bahamas - 0.3%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)	$14,783,000	$15,100,835
Commonwealth of Bahamas, 6%, 11/21/2028	1,600,000	1,634,400

		$16,735,235
Belarus - 0.6%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	$3,500,000	$3,520,650
Evrotorg LLC, 8.75%, 10/30/2022 (n)	13,815,000	13,896,508
Republic of Belarus, 6.875%, 2/28/2023 (n)	5,409,000	5,584,360
Republic of Belarus, 7.625%, 6/29/2027	5,527,000	5,786,769
Republic of Belarus, 6.2%, 2/28/2030 (n)	7,262,000	6,885,596
Republic of Belarus, 6.2%, 2/28/2030	3,161,000	2,997,159

		$38,671,042
Bermuda - 0.4%
Government of Bermuda, 4.75%, 2/15/2029 (n)	$20,392,000	$21,156,700

Brazil - 4.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$10,980,000	$10,650,600
Aegea Finance S.à r.l., 5.75%, 10/10/2024	7,253,000	7,035,410
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025	12,209,000	11,997,296
CEMIG Geracao e Transmissao S.A., 9.25%, 12/05/2024	700,000	765,275
CEMIG Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)	10,675,000	11,670,444
Federative Republic of Brazil, 5%, 1/27/2045	23,440,000	21,588,474
Federative Republic of Brazil, 5.625%, 2/21/2047	23,843,000	23,700,180
JSL Europe S.A., 7.75%, 7/26/2024	12,956,000	12,826,440
Marb Bondco PLC, 7%, 3/15/2024 (n)	12,830,000	12,534,910
Marb Bondco PLC, 7%, 3/15/2024	4,333,000	4,233,341
Petrobras Global Finance B.V., 5.299%, 1/27/2025	18,952,000	18,939,681
Petrobras Global Finance B.V., 5.999%, 1/27/2028	23,770,000	23,722,460
Petrobras Global Finance B.V., 5.75%, 2/01/2029	36,079,000	35,386,283
Petrobras International Finance Co., 6.75%, 1/27/2041	3,000,000	3,017,625
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	686,000	727,503
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)	13,795,000	13,683,332
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025	4,307,000	4,272,136
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)	2,187,000	2,319,314
Suzano Austria GmbH, 6%, 1/15/2029 (z)	14,950,000	15,641,437
Suzano Austria GmbH, 7%, 3/16/2047 (n)	9,991,000	10,815,258
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	3,749,000	3,580,295
Vale Overseas Ltd., 6.25%, 8/10/2026	8,732,000	9,310,495
Vale Overseas Ltd., 6.875%, 11/10/2039	12,242,000	13,587,396

		$272,005,585

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chile - 4.0%
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)		$11,745,000	$11,524,781
Banco del Estado de Chile, 3.875%, 2/08/2022		5,823,000	5,822,774
Banco Santander Chile, 2.5%, 12/15/2020 (n)		8,311,000	8,159,906
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (z)		17,965,000	17,163,761
E.CL S.A., 4.5%, 1/29/2025		11,243,000	11,341,783
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		11,736,000	11,921,781
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047		4,360,000	4,429,019
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		7,672,000	7,376,540
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		4,133,000	4,158,661
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		3,935,000	3,959,432
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		8,346,000	8,066,409
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		7,110,000	6,871,815
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)		20,310,000	21,384,937
Empresa Nacional del Petroleo, 4.5%, 9/14/2047		6,604,000	5,951,855
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		12,172,000	12,278,945
GNL Quintero S.A., 4.634%, 7/31/2029		22,065,000	21,899,513
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		8,750,000	8,684,375
Republic of Chile, 4.7%, 9/01/2030	CLP	9,335,000,000	14,853,724
Transelec S.A., 4.625%, 7/26/2023 (n)		$9,696,000	9,841,440
Transelec S.A., 4.25%, 1/14/2025 (n)		5,329,000	5,255,726
Transelec S.A., 4.25%, 1/14/2025		7,686,000	7,580,318
Transelec S.A., 3.875%, 1/12/2029 (n)		6,036,000	5,621,025
Transelec S.A., 3.875%, 1/12/2029		6,380,000	5,941,375
VTR Finance B.V., 6.875%, 1/15/2024		12,534,000	12,908,767
VTR Finance B.V., 6.875%, 1/15/2024 (n)		6,092,000	6,274,151

			$239,272,813
China - 2.1%
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)		$9,708,000	$9,651,422
Bank of China (Luxembourg), FLR, 3.796% (LIBOR - 3mo. + 1.00%), 7/12/2019		21,130,000	21,165,055
China Development Bank (Hong Kong), FLR, 3.438% (LIBOR - 3mo. + 0.7%), 3/06/2022		4,188,000	4,188,796
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)		7,081,000	7,188,261
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		6,513,000	6,465,502
Export-Import Bank of China, 3.625%, 7/31/2024 (n)		7,655,000	7,678,405
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023		3,974,000	3,891,322
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		7,753,000	7,838,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
China - continued
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023		$3,504,000	$3,610,914
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		5,461,000	5,625,611
Sinopec Group Overseas Development (2017) Ltd., 2.5%, 9/13/2022 (n)		13,130,000	12,669,137
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		10,312,000	10,063,028
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		24,359,000	23,770,879

			$123,807,181
Colombia - 2.2%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$21,265,000	$20,924,760
AI Candelaria Spain SLU, 7.5%, 12/15/2028		3,593,000	3,535,512
Millicom International Cellular S.A., 6%, 3/15/2025		6,142,000	6,205,263
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		11,726,000	11,989,835
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		7,621,000	7,182,792
Millicom International Cellular S.A., 5.125%, 1/15/2028		7,527,000	7,094,198
Republic of Colombia, 4.5%, 1/28/2026		10,697,000	11,017,910
Republic of Colombia, 4.5%, 3/15/2029		10,528,000	10,775,513
Republic of Colombia, 6.125%, 1/18/2041		8,358,000	9,549,015
Republic of Colombia, 5%, 6/15/2045		11,190,000	11,341,177
Republic of Colombia, 5.2%, 5/15/2049		20,378,000	21,081,041
Transportadora de Gas Internacional, 5.55%, 11/01/2028 (n)		11,981,000	12,604,611

			$133,301,627
Costa Rica - 0.1%
Republic of Costa Rica, 7%, 4/04/2044		$386,000	$344,543
Republic of Costa Rica, 7.158%, 3/12/2045		3,253,000	2,939,899

			$3,284,442
Cote d’Ivoire - 0.6%
Republic of Cote d’Ivoire, 6.375%, 3/03/2028		$14,079,000	$13,463,466
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,400,000	2,544,362
Republic of Cote d’Ivoire, 5.25%, 3/22/2030		6,000,000	6,360,906
Republic of Cote d’Ivoire, 5.75%, 12/31/2032		$12,851,905	11,836,862

			$34,205,596
Croatia - 0.1%
Republic of Croatia, 6.375%, 3/24/2021		$2,750,000	$2,901,085
Republic of Croatia, 5.5%, 4/04/2023 (n)		3,472,000	3,706,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Croatia - continued
Republic of Croatia, 5.5%, 4/04/2023		$400,000	$427,000

			$7,034,445
Dominican Republic - 2.0%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)		$8,034,000	$8,005,881
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		11,591,000	11,550,431
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		12,479,000	12,547,759
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		11,499,000	11,562,359
Dominican Republic, 5.875%, 4/18/2024		974,000	1,009,220
Dominican Republic, 5.875%, 4/18/2024 (n)		1,408,000	1,458,913
Dominican Republic, 5.5%, 1/27/2025 (n)		8,341,000	8,466,115
Dominican Republic, 5.95%, 1/25/2027		10,240,000	10,521,600
Dominican Republic, 6%, 7/19/2028 (n)		24,692,000	25,432,760
Dominican Republic, 6%, 7/19/2028		858,000	883,740
Dominican Republic, 7.45%, 4/30/2044		2,801,000	3,046,088
Dominican Republic, 6.85%, 1/27/2045		4,711,000	4,864,108
Dominican Republic, 6.5%, 2/15/2048 (n)		22,292,000	22,069,080

			$121,418,054
Ecuador - 1.5%
Petroamazonas, 4.625%, 2/16/2020 (n)		$5,772,000	$5,642,130
Petroamazonas, 4.625%, 2/16/2020		3,100,000	3,030,250
Petroamazonas, 4.625%, 11/06/2020 (n)		14,247,000	13,620,488
Republic of Ecuador, 7.95%, 6/20/2024		4,018,000	3,807,859
Republic of Ecuador, 9.65%, 12/13/2026		19,984,000	19,538,357
Republic of Ecuador, 9.625%, 6/02/2027		24,175,000	23,539,197
Republic of Ecuador, 8.875%, 10/23/2027 (n)		3,086,000	2,881,398
Republic of Ecuador, 8.875%, 10/23/2027		5,546,000	5,178,300
Republic of Ecuador, 7.875%, 1/23/2028 (n)		2,468,000	2,188,376
Republic of Ecuador, 7.875%, 1/23/2028		10,216,000	9,058,527

			$88,484,882
Egypt - 2.1%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$15,658,000	$15,613,249
Arab Republic of Egypt, 6.125%, 1/31/2022		14,119,000	14,078,648
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		26,069,000	25,278,484
Arab Republic of Egypt, 4.75%, 4/16/2026 (n)	EUR	21,595,000	23,068,961
Arab Republic of Egypt, 7.5%, 1/31/2027		$20,973,000	20,763,270
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		13,893,000	12,892,926

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Egypt - continued
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)	$5,805,000	$5,581,055
Arab Republic of Egypt, 8.5%, 1/31/2047	12,744,000	12,252,362

		$129,528,955
El Salvador - 0.6%
Republic of El Salvador, 7.375%, 12/01/2019	$11,494,000	$11,608,940
Republic of El Salvador, 6.375%, 1/18/2027	6,251,000	5,961,891
Republic of El Salvador, 7.65%, 6/15/2035	4,715,000	4,715,000
Republic of El Salvador, 7.625%, 2/01/2041	11,083,000	10,945,349

		$33,231,180
Ethiopia - 0.1%
Federal Republic of Ethiopia, 6.625%, 12/11/2024	$8,705,000	$8,755,837

Gabon - 0.4%
Gabonese Republic, 6.375%, 12/12/2024	$15,138,000	$14,465,873
Gabonese Republic, 6.95%, 6/16/2025	11,445,000	10,987,200

		$25,453,073
Guatemala - 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	$17,581,000	$17,515,071
Comcel Trust, 6.875%, 2/06/2024 (n)	6,955,000	7,186,923
Energuate Trust, 5.875%, 5/03/2027 (n)	12,365,000	11,561,275

		$36,263,269
Hong Kong - 0.3%
WTT Investment Ltd., 5.5%, 11/21/2022 (n)	$15,269,000	$15,022,038

Hungary - 2.2%
Hungarian Development Bank, 6.25%, 10/21/2020	$16,972,000	$17,685,774
Hungarian Development Bank, 6.25%, 10/21/2020 (n)	11,785,000	12,280,630
Magyar Export-Import Bank PLC, 4%, 1/30/2020	14,759,000	14,793,949
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)	6,399,000	6,414,153
Republic of Hungary, 5.375%, 2/21/2023	16,716,000	17,843,160
Republic of Hungary, 5.75%, 11/22/2023	26,320,000	28,727,753
Republic of Hungary, 5.375%, 3/25/2024	16,684,000	18,006,541
Republic of Hungary, 7.625%, 3/29/2041	12,848,000	18,481,206

		$134,233,166
India - 3.0%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	$15,892,000	$15,429,384
Azure Power Energy Ltd., 5.5%, 11/03/2022	5,258,000	5,104,940
Export-Import Bank of India, 4%, 1/14/2023	29,345,000	29,506,104
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	1,844,000	1,718,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
India - continued
Export-Import Bank of India, 3.375%, 8/05/2026		$22,284,000	$20,768,643
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		13,967,000	11,699,667
Government of India, 7.95%, 8/28/2032	INR	976,340,000	14,098,723
Greenko Dutch B.V., 4.875%, 7/24/2022 (n)		$8,259,000	7,958,372
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		23,899,000	22,156,763
NTPC Ltd., 4.375%, 11/26/2024		4,928,000	4,886,595
NTPC Ltd., 4.25%, 2/26/2026		19,476,000	19,015,393
REC Ltd., 5.25%, 11/13/2023 (n)		5,009,000	5,036,454
State Bank of India, 3.25%, 1/24/2022		14,248,000	13,984,968
State Bank of India (London), FLR, 3.745% (LIBOR - 3mo. + 0.95%), 4/06/2020		11,257,000	11,256,944

			$182,621,554
Indonesia - 7.5%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)		$9,636,000	$8,760,675
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		12,133,000	11,435,353
Listrindo Capital B.V., 4.95%, 9/14/2026		6,996,000	6,593,730
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (z)		9,999,000	10,445,611
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)		18,245,000	19,206,329
PT Indonesia Asahan Aluminium (Persero), 6.53%, 11/15/2028 (n)		21,276,000	23,355,027
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		20,102,000	22,096,420
PT Pertamina Persero, 6.5%, 11/07/2048 (n)		8,392,000	9,283,197
PT Perusahaan Listrik Negara, 5.375%, 1/25/2029 (n)		11,559,000	12,098,063
PT Perusahaan Listrik Negara, 6.25%, 1/25/2049 (n)		13,851,000	14,972,230
Republic of Indonesia, 3.75%, 4/25/2022		494,000	496,251
Republic of Indonesia, 3.75%, 4/25/2022 (n)		9,197,000	9,238,911
Republic of Indonesia, 3.375%, 4/15/2023		38,254,000	37,698,590
Republic of Indonesia, 5.375%, 10/17/2023		5,204,000	5,560,979
Republic of Indonesia, 5.375%, 10/17/2023 (n)		15,942,000	17,035,573
Republic of Indonesia, 5.875%, 1/15/2024 (n)		5,468,000	5,951,235
Republic of Indonesia, 5.875%, 1/15/2024		22,767,000	24,779,034
Republic of Indonesia, 4.45%, 2/11/2024		15,024,000	15,378,191
Republic of Indonesia, 4.125%, 1/15/2025		42,315,000	42,544,474
Republic of Indonesia, 4.125%, 1/15/2025 (n)		5,155,000	5,182,956
Republic of Indonesia, 4.75%, 1/08/2026 (n)		3,276,000	3,396,852
Republic of Indonesia, 4.75%, 1/08/2026		27,170,000	28,172,301
Republic of Indonesia, 4.35%, 1/08/2027 (n)		13,717,000	13,842,222
Republic of Indonesia, 4.35%, 1/08/2027		7,165,000	7,230,409

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - continued
Republic of Indonesia, 3.5%, 1/11/2028		$9,633,000	$9,161,811
Republic of Indonesia, 4.1%, 4/24/2028		1,398,000	1,387,416
Republic of Indonesia, 7.5%, 5/15/2038	IDR	140,922,000,000	9,172,915
Republic of Indonesia, 8.375%, 4/15/2039		59,696,000,000	4,193,216
Republic of Indonesia, 5.25%, 1/17/2042		$9,324,000	9,783,916
Republic of Indonesia, 4.625%, 4/15/2043		14,572,000	14,303,438
Republic of Indonesia, 5.125%, 1/15/2045		3,100,000	3,213,407
Republic of Indonesia, 5.125%, 1/15/2045 (n)		5,860,000	6,074,376
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		21,541,000	20,152,467
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		18,669,136	18,121,253

			$450,318,828
Jamaica - 0.3%
Government of Jamaica, 8%, 3/15/2039		$7,261,000	$8,586,133
Government of Jamaica, 7.875%, 7/28/2045		7,349,000	8,708,565

			$17,294,698
Kazakhstan - 3.7%
Development Bank of Kazakhstan, 4.125%, 12/10/2022		$21,458,000	$21,279,126
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)		1,489,000	1,476,588
JSC Kazkommertsbank, 5.5%, 12/21/2022		36,342,000	36,160,290
KazAgro National Management Holding, 4.625%, 5/24/2023		37,782,000	38,274,980
Kazakhstan Temir Zholy Co., 6.95%, 7/10/2042		1,244,000	1,380,840
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		19,575,000	19,646,723
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		43,026,000	44,506,094
KazMunayGas National Co., 6.375%, 10/24/2048 (n)		7,423,000	7,924,052
KazMunayGas National Co., 6.375%, 10/24/2048		5,157,000	5,505,097
KazTransGas JSC, 4.375%, 9/26/2027 (n)		9,302,000	8,953,175
KazTransGas JSC, 4.375%, 9/26/2027		4,205,000	4,047,313
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		10,022,000	9,646,175
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		27,020,000	26,006,750

			$224,807,203
Kenya - 0.4%
Republic of Kenya, 6.875%, 6/24/2024		$20,943,000	$20,899,020
Republic of Kenya, 7.25%, 2/28/2028		5,000,000	4,878,600

			$25,777,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Kuwait - 0.3%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		$15,320,000	$15,242,052

Macau - 0.4%
Sands China Ltd., 5.4%, 8/08/2028		$17,382,000	$17,166,691
Wynn Macau Ltd., 5.5%, 10/01/2027		5,323,000	4,857,238

			$22,023,929
Mexico - 7.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$11,858,000	$1,867,635
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		17,860,000	2,812,950
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		6,373,000	6,277,405
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		2,221,000	2,187,685
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		10,763,000	10,305,573
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)		13,497,000	11,084,411
Petroleos Mexicanos, 4.5%, 1/23/2026		11,400,000	10,032,000
Petroleos Mexicanos, 6.5%, 3/13/2027		17,723,000	17,005,219
Petroleos Mexicanos, 5.35%, 2/12/2028		18,111,000	15,847,125
Petroleos Mexicanos, 6.5%, 1/23/2029		49,024,000	46,192,864
Petroleos Mexicanos, 6.5%, 6/02/2041		9,903,000	8,615,610
Petroleos Mexicanos, 5.625%, 1/23/2046		14,400,000	11,410,560
Petroleos Mexicanos, 6.75%, 9/21/2047		29,640,000	25,831,260
Petroleos Mexicanos, 6.35%, 2/12/2048		29,868,000	25,086,133
United Mexican States, 4.125%, 1/21/2026		34,637,000	34,406,664
United Mexican States, 4.15%, 3/28/2027		68,667,000	67,293,660
United Mexican States, 3.75%, 1/11/2028		43,187,000	41,157,211
United Mexican States, 4.5%, 4/22/2029		24,867,000	24,929,167
United Mexican States, 7.75%, 5/29/2031	MXN	450,220,000	22,013,450
United Mexican States, 7.75%, 11/23/2034		587,100,000	28,212,178
United Mexican States, 4.75%, 3/08/2044		$8,274,000	7,795,763
United Mexican States, 4.35%, 1/15/2047		20,690,000	18,434,997

			$438,799,520
Mongolia - 0.8%
Government of Mongolia, 5.125%, 12/05/2022		$8,203,000	$7,976,712
Government of Mongolia, 5.625%, 5/01/2023		23,439,000	22,968,345
Government of Mongolia, 8.75%, 3/09/2024 (n)		5,770,000	6,322,108
Government of Mongolia, 8.75%, 3/09/2024		8,265,000	9,055,845

			$46,323,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Morocco - 1.1%
Kingdom of Morocco, 4.25%, 12/11/2022	$8,911,000	$8,997,865
Kingdom of Morocco, 5.5%, 12/11/2042	28,310,000	29,564,020
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)	5,408,000	5,294,324
Office Cherifien des Phosphates, 4.5%, 10/22/2025	7,731,000	7,568,494
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)	4,259,000	4,506,669
Office Cherifien des Phosphates, 6.875%, 4/25/2044	10,730,000	11,353,971

		$67,285,343
Nigeria - 0.8%
Afren PLC, 10.25%, 4/08/2019 (a)(d)	$390,334	$320
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)	7,872,069	6,455
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)	3,765,751	1,280
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)	17,900,000	18,572,324
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)	6,098,000	5,851,519
Federal Republic of Nigeria, 7.143%, 2/23/2030	1,000,000	959,580
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)	15,597,000	16,483,534
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)	9,083,000	8,719,680

		$50,594,692
Pakistan - 0.3%
Islamic Republic of Pakistan, 8.25%, 9/30/2025	$7,836,000	$8,337,112
Islamic Republic of Pakistan, 6.875%, 12/05/2027	8,536,000	8,324,307

		$16,661,419
Panama - 1.2%
Aeropuerto Internacional de Tocumen S.A., 5.625%, 5/18/2036	$2,282,000	$2,313,378
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)	26,245,000	27,130,769
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048	6,400,000	6,616,000
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	12,229,000	12,488,866
Autoridad del Canal de Panama, 4.95%, 7/29/2035	3,116,000	3,182,215
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)	13,304,000	13,208,344
Panama Canal Railway Co., 7%, 11/01/2026	4,115,088	4,202,534
Panama Canal Railway Co., 7%, 11/01/2026 (n)	816,720	834,075

		$69,976,181
Papua New Guinea - 0.3%
Government of Papua New Guinea, 8.375%, 10/04/2028 (n)	$14,939,000	$15,984,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Paraguay - 1.2%
Republic of Paraguay, 6.1%, 8/11/2044		$22,077,000	$24,063,930
Republic of Paraguay, 5.6%, 3/13/2048 (n)		16,288,000	16,817,360
Republic of Paraguay, 5.6%, 3/13/2048		13,843,000	14,292,898
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		7,377,000	7,458,663
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		10,167,000	10,279,549

			$72,912,400
Peru - 4.0%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	32,623,000	$9,779,547
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)		$7,663,000	7,184,063
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,038,006
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,785,000	1,880,319
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		15,310,000	15,348,275
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028 (n)		12,330,000	13,005,067
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		800,000	843,800
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		1,561,850	1,725,844
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		95,079	105,062
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		16,751,000	15,976,266
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		9,800,000	9,996,000
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		14,790,000	15,085,800
Peru LNG, 5.375%, 3/22/2030 (n)		28,400,000	28,515,020
Peru LNG, 5.375%, 3/22/2030		11,529,000	11,575,692
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		33,287,000	32,995,739
Petroleos del Peru S.A., 4.75%, 6/19/2032		10,734,000	10,640,077
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		19,467,000	19,704,497
Petroleos del Peru S.A., 5.625%, 6/19/2047		24,189,000	24,484,106
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		17,292,000	16,955,671
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		300,000	294,165

			$239,133,016
Qatar - 0.9%
State of Qatar, 4.5%, 4/23/2028		$8,644,000	$9,126,508
State of Qatar, 5.103%, 4/23/2048 (n)		29,983,000	32,165,223
State of Qatar, 5.103%, 4/23/2048		9,790,000	10,502,536

			$51,794,267
Russia - 3.7%
Gaz Capital S.A., 4.95%, 3/23/2027 (n)		$8,112,000	$7,940,026
Gaz Capital S.A., 4.95%, 3/23/2027		10,100,000	9,885,880
Gaz Capital S.A., 4.95%, 2/06/2028		19,435,000	18,979,249
Russian Federation, 4.75%, 5/27/2026		11,400,000	11,609,760
Russian Federation, 4.25%, 6/23/2027		19,600,000	19,157,393
Russian Federation, 4.25%, 6/23/2027 (n)		21,000,000	20,525,778

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Russia - continued
Russian Federation, 4.375%, 3/21/2029 (n)		$33,200,000	$32,427,768
Russian Federation, 5.25%, 6/23/2047		39,200,000	38,723,014
Russian Federation, 5.25%, 6/23/2047 (n)		64,400,000	63,616,381

			$222,865,249
Rwanda - 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$12,713,000	$12,833,646

Saudi Arabia - 0.8%
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		$22,834,000	$23,251,862
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		25,450,000	26,091,340

			$49,343,202
Senegal - 0.1%
Republic of Senegal, 6.25%, 5/23/2033 (n)		$6,428,000	$5,958,679

Singapore - 0.2%
Puma International Financing S.A., 5%, 1/24/2026		$1,028,000	$853,474
Puma International Financing S.A., 5%, 1/24/2026 (n)		16,360,000	13,582,530

			$14,436,004
Slovenia - 0.2%
United Group B.V., 4.875%, 7/01/2024 (n)	EUR	11,630,000	$13,344,972

South Africa - 3.7%
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		$23,282,000	$23,853,573
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		8,975,000	9,274,226
Petra Diamonds Ltd., 7.25%, 5/01/2022		4,756,000	4,470,640
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		13,438,000	12,631,720
Republic of South Africa, 5.875%, 9/16/2025		11,115,000	11,656,856
Republic of South Africa, 4.875%, 4/14/2026		41,232,000	40,781,747
Republic of South Africa, 4.3%, 10/12/2028		6,743,000	6,284,881
Republic of South Africa, 5.875%, 6/22/2030		59,981,000	61,539,546
Republic of South Africa, 6.25%, 3/08/2041		3,300,000	3,404,570
Republic of South Africa, 5.375%, 7/24/2044		9,738,000	9,059,456
Republic of South Africa, 5.65%, 9/27/2047		12,903,000	12,273,953
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		8,046,000	8,299,361
Sasol Financing International PLC, 4.5%, 11/14/2022		9,156,000	9,054,552
Sasol Financing USA LLC, 6.5%, 9/27/2028		12,797,000	13,509,661

			$226,094,742
Sri Lanka - 1.0%
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		$1,977,000	$1,983,963
Republic of Sri Lanka, 6.25%, 10/04/2020		5,194,000	5,212,293

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Sri Lanka - continued
Republic of Sri Lanka, 6.25%, 7/27/2021		$6,213,000	$6,243,040
Republic of Sri Lanka, 5.75%, 1/18/2022		5,600,000	5,529,395
Republic of Sri Lanka, 5.875%, 7/25/2022		5,598,000	5,506,512
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		10,446,000	10,105,628
Republic of Sri Lanka, 5.75%, 4/18/2023		3,043,000	2,943,847
Republic of Sri Lanka, 6.85%, 11/03/2025		6,778,000	6,689,330
Republic of Sri Lanka, 6.825%, 7/18/2026		1,489,000	1,448,301
Republic of Sri Lanka, 6.2%, 5/11/2027		885,000	824,306
Republic of Sri Lanka, 6.75%, 4/18/2028		13,913,000	13,341,565

			$59,828,180
Thailand - 0.7%
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$25,871,000	$26,320,022
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		14,033,000	14,949,603

			$41,269,625
Trinidad & Tobago - 0.3%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$16,664,000	$16,414,040
Consolidated Energy Finance S.A., 6.875%, 6/15/2025		1,155,000	1,137,675

			$17,551,715
Turkey - 7.0%
Export Credit Bank of Turkey A.S., 5.875%, 4/24/2019		$24,538,000	$24,542,908
Export Credit Bank of Turkey A.S., 5%, 9/23/2021		9,222,000	8,900,392
Republic of Turkey, 5.125%, 3/25/2022		15,132,000	14,900,087
Republic of Turkey, 6.25%, 9/26/2022		16,899,000	17,152,485
Republic of Turkey, 3.25%, 3/23/2023		13,478,000	12,264,980
Republic of Turkey, 7.25%, 12/23/2023		14,092,000	14,774,194
Republic of Turkey, 5.75%, 3/22/2024		58,799,000	57,852,924
Republic of Turkey, 7.375%, 2/05/2025		20,730,000	21,661,233
Republic of Turkey, 5.2%, 2/16/2026	EUR	12,584,000	14,774,678
Republic of Turkey, 4.25%, 4/14/2026		$20,201,000	17,795,142
Republic of Turkey, 4.875%, 10/09/2026		40,284,000	36,504,313
Republic of Turkey, 6%, 3/25/2027		43,405,000	41,803,095
Republic of Turkey, 5.125%, 2/17/2028		24,895,000	22,478,940
Republic of Turkey, 6.125%, 10/24/2028		38,173,000	36,550,647
Republic of Turkey, 7.625%, 4/26/2029		16,812,000	17,651,995
Republic of Turkey, 6.875%, 3/17/2036		26,276,000	25,793,100
Republic of Turkey, 7.25%, 3/05/2038		8,800,000	8,947,418
Republic of Turkey, 6.625%, 2/17/2045		32,184,000	30,494,340

			$424,842,871

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Ukraine - 3.0%
Biz Finance PLC, 9.75%, 1/22/2025	$8,729,000	$8,449,672
Government of Ukraine, 7.75%, 9/01/2021	23,195,000	22,781,665
Government of Ukraine, 7.75%, 9/01/2022 (n)	853,000	822,821
Government of Ukraine, 7.75%, 9/01/2022	28,729,000	27,712,568
Government of Ukraine, 7.75%, 9/01/2023	13,972,000	13,311,823
Government of Ukraine, 8.994%, 2/01/2024 (n)	5,781,000	5,679,833
Government of Ukraine, 7.75%, 9/01/2024	26,589,000	24,858,960
Government of Ukraine, 7.75%, 9/01/2025	15,038,000	13,803,831
Government of Ukraine, 7.75%, 9/01/2026	12,530,000	11,382,879
Government of Ukraine, 7.75%, 9/01/2027	5,331,000	4,806,003
Government of Ukraine, 9.75%, 11/01/2028 (n)	6,851,000	6,795,781
Government of Ukraine, 9.75%, 11/01/2028	5,843,000	5,795,905
Government of Ukraine, 0%, 5/31/2040	24,896,000	15,186,112
MHP Lux S.A., 6.95%, 4/03/2026 (n)	4,984,000	4,460,680
MHP Lux S.A., 6.95%, 4/03/2026	200,000	179,000
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	15,361,000	15,322,597

		$181,350,130
United Arab Emirates - 1.0%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)	$19,758,000	$19,991,540
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	5,560,000	5,625,719
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)	9,926,000	9,693,732
Emirates Sembcorp Water & Power Co., 4.45%, 8/01/2035 (n)	10,149,000	9,829,205
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)	7,289,000	6,614,767
Topaz Marine S.A., 9.125%, 7/26/2022 (n)	7,174,000	7,141,573
Topaz Marine S.A., 9.125%, 7/26/2022	4,410,000	4,390,067

		$63,286,603
United States - 2.0%
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	$19,154,000	$19,584,965
U.S. Treasury Notes, TIPS, 0.625%, 4/15/2023 (f)	58,681,887	58,404,524
U.S. Treasury Notes, TIPS, 0.75%, 7/15/2028	44,316,336	44,316,913

		$122,306,402
Uruguay - 0.9%
Navios South American Logistics, Inc./Navios Logistics
Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)	$11,035,000	$10,317,725
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	13,243,000	12,382,205
Oriental Republic of Uruguay, 4.375%, 1/23/2031	13,431,000	13,713,185
Oriental Republic of Uruguay, 4.975%, 4/20/2055	15,288,000	15,326,220

		$51,739,335

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Venezuela - 0.9%
Petroleos de Venezuela S.A., 6%, 5/16/2024 (a)(d)	$12,644,200	$2,971,387
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	10,104,000	3,189,833
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	22,593,000	7,019,645
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	39,488,000	12,340,000
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	8,435,000	2,814,760
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	86,785,500	26,469,577

		$54,805,202
Vietnam - 0.2%
Socialist Republic of Vietnam, 4.8%, 11/19/2024	$14,215,000	$14,864,583
Total Bonds (Identified Cost, $5,784,064,501)		$5,725,915,021

Common Stocks - 0.0%
Colombia - 0.0%
Frontera Energy Corp. (Identified Cost, $21,686,515)	254,348	$2,278,780

Investment Companies (h) - 4.2%
Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 2.47% (v) (Identified Cost, $253,027,072)	253,052,378	$253,027,073

Other Assets, Less Liabilities - 0.9%		53,792,774
Net Assets - 100.0%		$6,035,013,648

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $253,027,073 and $5,728,193,801, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,921,410,426, representing 31.8% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-8/22/12	$7,835,292	$6,455
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,736,543	1,280
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049	1/28/19	16,717,151	17,163,761
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039	1/29/19	9,999,000	10,445,611
Suzano Austria GmbH, 6%, 1/15/2029	1/29/19	15,546,056	15,641,437
Total Restricted Securities			$43,258,544
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CJSC	Closed Joint Stock Company
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 1/31/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
ARS	46,404,000	USD	1,146,344	Barclays Bank PLC	4/17/2019	$7,993
ARS	45,382,000	USD	1,101,772	BNP Paribas S.A.	4/17/2019	27,142
ARS	44,088,000	USD	1,057,013	Goldman Sachs International	4/17/2019	39,712

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BRL	574,268,000	USD	151,756,227	Barclays Bank PLC	2/04/2019	$5,698,258
BRL	49,016,000	USD	13,142,661	Barclays Bank PLC	4/02/2019	243,270
BRL	155,126,000	USD	42,077,584	Goldman Sachs International	2/04/2019	455,317
BRL	114,313,000	USD	30,564,156	Goldman Sachs International	4/02/2019	653,933
BRL	75,000,000	USD	20,537,255	JPMorgan Chase Bank N.A.	2/04/2019	26,466
BRL	75,000,000	USD	19,857,029	JPMorgan Chase Bank N.A.	4/02/2019	624,952
CLP	9,427,976,000	USD	13,869,046	Barclays Bank PLC	4/03/2019	507,828
CLP	19,385,475,000	USD	28,398,946	Goldman Sachs International	4/03/2019	1,162,281
IDR	173,000,000,000	USD	11,752,717	JPMorgan Chase Bank N.A.	2/04/2019	628,746
IDR	461,731,774,000	USD	31,009,911	JPMorgan Chase Bank N.A.	2/06/2019	2,028,579
IDR	173,000,000,000	USD	12,183,957	JPMorgan Chase Bank N.A.	3/29/2019	120,086
INR	1,866,097,000	USD	25,855,172	Barclays Bank PLC	2/26/2019	317,297
INR	616,889,000	USD	8,589,376	JPMorgan Chase Bank N.A.	2/26/2019	62,643
MXN	112,552,593	USD	5,811,267	Barclays Bank PLC	4/12/2019	15,727
MXN	209,406,321	USD	10,740,053	JPMorgan Chase Bank N.A.	4/12/2019	101,185
PEN	10,207,374	USD	3,056,100	Barclays Bank PLC	3/18/2019	7,263
PHP	771,002,000	USD	14,541,720	JPMorgan Chase Bank N.A.	2/19/2019	237,028
TRY	30,096,000	USD	5,731,853	BNP Paribas S.A.	2/08/2019	69,853
TRY	124,624,000	USD	22,784,823	BNP Paribas S.A.	4/12/2019	422,251
TRY	31,674,000	USD	6,066,849	JPMorgan Chase Bank N.A.	2/01/2019	63,623
TRY	7,452,000	USD	1,418,132	JPMorgan Chase Bank N.A.	2/08/2019	18,415
TRY	395,240,000	USD	70,281,877	JPMorgan Chase Bank N.A.	4/12/2019	3,318,425
TRY	7,452,000	USD	1,422,933	UBS AG	2/08/2019	13,614
TRY	10,436,000	USD	1,901,910	UBS AG	4/12/2019	41,448
ZAR	59,682,000	USD	4,441,032	Barclays Bank PLC	4/12/2019	23,636
ZAR	61,943,000	USD	4,638,667	BNP Paribas S.A.	2/08/2019	29,333
ZAR	79,697,000	USD	5,961,555	BNP Paribas S.A.	4/12/2019	387

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
ZAR	365,080,000	USD	25,886,379	JPMorgan Chase Bank N.A.	4/12/2019	$1,424,386
ZAR	1,000	USD	71	UBS AG	4/12/2019	4
USD	59,779,924	EUR	51,669,515	Goldman Sachs International	4/12/2019	294,595
USD	13,766,015	IDR	191,347,605,000	JPMorgan Chase Bank N.A.	2/06/2019	74,438
USD	30,567,800	INR	2,174,899,000	JPMorgan Chase Bank N.A.	2/26/2019	64,308

						$18,824,422

Liability Derivatives
IDR	191,347,605,000	USD	13,682,346	JPMorgan Chase Bank N.A.	4/04/2019	$(82,658)
INR	2,154,396,143	USD	30,637,960	Barclays Bank PLC	2/26/2019	(422,025)
USD	154,310,380	BRL	574,268,000	Barclays Bank PLC	2/04/2019	(3,144,105)
USD	41,664,946	BRL	155,126,000	Goldman Sachs International	2/04/2019	(867,956)
USD	19,933,555	BRL	75,000,000	JPMorgan Chase Bank N.A.	2/04/2019	(630,165)
USD	1,495,737	CLP	1,036,890,000	Barclays Bank PLC	4/03/2019	(85,433)
USD	12,269,504	IDR	173,000,000,000	JPMorgan Chase Bank N.A.	2/04/2019	(111,960)
USD	17,986,042	IDR	270,384,169,000	JPMorgan Chase Bank N.A.	2/06/2019	(1,360,871)
USD	13,944,317	INR	1,020,724,000	Barclays Bank PLC	2/26/2019	(371,588)
USD	33,833,312	INR	2,476,342,000	JPMorgan Chase Bank N.A.	2/26/2019	(897,993)
USD	29,639,027	MXN	573,191,000	Goldman Sachs
				International	4/12/2019	(35,816)
USD	10,058,871	MXN	194,690,000	JPMorgan Chase Bank N.A.	4/12/2019	(20,483)
USD	569,879	MXN	11,166,336	State Street Bank Corp.	4/12/2019	(8,217)
USD	13,163,997	PEN	44,074,377	Goldman Sachs International	3/18/2019	(63,287)
USD	6,112,902	TRY	31,674,000	BNP Paribas S.A.	2/01/2019	(17,570)
USD	32,164,132	TRY	184,587,000	JPMorgan Chase Bank N.A.	4/12/2019	(2,209,057)
USD	9,529,971	ZAR	131,756,000	BNP Paribas S.A.	4/12/2019	(326,382)
USD	16,841,419	ZAR	233,325,000	JPMorgan Chase Bank N.A.	4/12/2019	(613,068)

						$(11,268,634)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	290	$42,539,375	March - 2019	$1,472,691
U.S. Treasury Note 5 yr	Long	USD	1,020	117,156,563	March - 2019	2,147,962
U.S. Treasury Ultra Bond	Long	USD	310	49,948,750	March - 2019	1,282,250

						$4,902,903

Liability Derivatives

Interest Rate Futures
Euro-OAT 10 yr	Short	EUR	75	$13,127,412	March - 2019	$(149,544)
German Euro-Bobl 5 yr	Short	EUR	167	25,409,321	March - 2019	(138,013)
German Euro-Bund 10 yr	Short	EUR	114	21,617,342	March - 2019	(421,728)

						$(709,285)

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives

Credit Default Swaps
12/20/23	USD	21,636,000	Barclays Bank PLC	(1)	1.00% /quarterly	$(143,721)	$(551,727)	$(695,448)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 7.125%, 04/16/2019.

At January 31, 2019, the fund had liquid securities with an aggregate value of $3,498,226 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $5,805,751,016)	$5,728,193,801
Investments in affiliated issuers, at value (identified cost, $253,027,072)	253,027,073
Cash	5,903,156
Receivables for
Forward foreign currency exchange contracts	18,824,422
Net daily variation margin on open futures contracts	847,923
Investments sold	72,358,482
Fund shares sold	20,126,610
Interest	74,401,416
Other assets	21,795
Total assets	$6,173,704,678

Liabilities
Payables for
Distributions	$1,666,231
Forward foreign currency exchange contracts	11,268,634
Investments purchased	109,202,470
Fund shares reacquired	8,780,010
Uncleared swaps, at value (net unamortized premiums received, $551,727)	695,448
Payable to affiliates
Investment adviser	222,199
Shareholder servicing costs	1,548,340
Distribution and service fees	8,945
Payable for independent Trustees’ compensation	13,242
Deferred country tax expense payable	4,757,357
Accrued expenses and other liabilities	528,154
Total liabilities	$138,691,030
Net assets	$6,035,013,648

Net assets consist of
Paid-in capital	$6,467,690,430
Total distributable earnings (loss)	(432,676,782)
Net assets	$6,035,013,648
Shares of beneficial interest outstanding	425,924,082

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$341,808,313	24,422,559	$14.00
Class B	15,831,202	1,123,870	14.09
Class C	121,522,219	8,642,879	14.06
Class I	3,632,605,158	256,522,919	14.16
Class R1	580,069	40,821	14.21
Class R2	18,917,984	1,331,381	14.21
Class R3	33,695,743	2,382,502	14.14
Class R4	62,530,877	4,413,949	14.17
Class R6	1,807,522,083	127,043,202	14.23

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.62 [100 / 95.75 x $14.00]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$162,968,117
Dividends from affiliated issuers	2,314,594
Other	647,385
Dividends	61,689
Foreign taxes withheld	(43,549)
Total investment income	$165,948,236
Expenses
Management fee	$20,084,272
Distribution and service fees	1,264,904
Shareholder servicing costs	1,962,221
Administrative services fee	287,260
Independent Trustees’ compensation	33,772
Custodian fee	284,636
Shareholder communications	417,130
Audit and tax fees	40,285
Legal fees	28,081
Miscellaneous	213,589
Total expenses	$24,616,150
Reduction of expenses by investment adviser and distributor	(317,064)
Net expenses	$24,299,086
Net investment income (loss)	$141,649,150

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(103,208,427)
Affiliated issuers	48,577
Futures contracts	535,611
Swap agreements	1,717,515
Forward foreign currency exchange contracts	(2,365,207)
Foreign currency	179,081
Net realized gain (loss)	$(103,092,850)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $446,560 increase in deferred country tax)	$87,146,033
Affiliated issuers	(11,134)
Futures contracts	4,835,480
Swap agreements	(945,451)
Forward foreign currency exchange contracts	9,285,917
Translation of assets and liabilities in foreign currencies	(18,065)
Net unrealized gain (loss)	$100,292,780
Net realized and unrealized gain (loss)	$(2,800,070)
Change in net assets from operations	$138,849,080

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/19	Year ended 7/31/18
Change in net assets	(unaudited)

From operations
Net investment income (loss)	$141,649,150	$268,994,404
Net realized gain (loss)	(103,092,850)	(24,970,078)
Net unrealized gain (loss)	100,292,780	(303,478,765)
Change in net assets from operations	$138,849,080	$(59,454,439)
Total distributions to shareholders (a)	$(141,785,445)	$(285,164,576)
Change in net assets from fund share transactions	$7,756,348	$404,301,798
Total change in net assets	$4,819,983	$59,682,783

Net assets
At beginning of period	6,030,193,665	5,970,510,882
At end of period (b)	$6,035,013,648	$6,030,193,665

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended July 31, 2018, distributions from net investment income were $285,164,576.

(b)

Parenthetical disclosure of accumulated distributions in excess of net investment income is no longer required. See Note 2. For the year ended July 31, 2018, end of period net assets included accumulated distributions in excess of net investment income of $8,031,410.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/19		Year ended
Class A			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$13.99		$14.81	$14.87		$14.39	$15.26	$14.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.61	$0.63	(c)	$0.64	$0.64	$0.66
Net realized and unrealized gain (loss)	0.01	(g)	(0.79)	(0.04	)(g)	0.48	(0.87)	0.52
Total from investment operations	$0.33		$(0.18)	$0.59		$1.12	$(0.23)	$1.18

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.64)	$(0.65)		$(0.64)	$(0.64)	$(0.67)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.32)		$(0.64)	$(0.65)		$(0.64)	$(0.64)	$(0.74)
Net asset value, end of period (x)	$14.00		$13.99	$14.81		$14.87	$14.39	$15.26
Total return (%) (r)(s)(t)(x)	2.40	(n)	(1.32)	4.03	(c)	8.07	(1.52)	8.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.09	(c)	1.12	1.13	1.11
Expenses after expense reductions (f)	1.04	(a)	1.05	1.06	(c)	1.09	1.09	1.08
Net investment income (loss)	4.57	(a)	4.12	4.23	(c)	4.51	4.29	4.49
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$341,808		$330,096	$392,012		$572,397	$695,581	$1,431,791

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class B			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$14.13		$14.97	$14.97		$14.47	$15.31	$14.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.50	$0.52	(c)	$0.53	$0.53	$0.56
Net realized and unrealized gain (loss)	(0.04	)(g)	(0.81)	0.02	(g)	0.50	(0.84)	0.50
Total from investment operations	$0.23		$(0.31)	$0.54		$1.03	$(0.31)	$1.06

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.53)	$(0.54)		$(0.53)	$(0.53)	$(0.56)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.27)		$(0.53)	$(0.54)		$(0.53)	$(0.53)	$(0.63)
Net asset value, end of period (x)	$14.09		$14.13	$14.97		$14.97	$14.47	$15.31
Total return (%) (r)(s)(t)(x)	1.66	(n)	(2.14)	3.67	(c)	7.39	(2.03)	7.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.82	1.84	(c)	1.87	1.88	1.86
Expenses after expense reductions (f)	1.81	(a)	1.81	1.83	(c)	1.85	1.84	1.83
Net investment income (loss)	3.82	(a)	3.36	3.47	(c)	3.75	3.54	3.74
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$15,831		$19,703	$26,980		$32,216	$37,170	$46,518

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class C			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$14.10		$14.93	$14.94		$14.45	$15.29	$14.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.50	$0.52	(c)	$0.53	$0.53	$0.56
Net realized and unrealized gain (loss)	(0.04	)(g)	(0.80)	0.01	(g)	0.49	(0.84)	0.50
Total from investment operations	$0.23		$(0.30)	$0.53		$1.02	$(0.31)	$1.06

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.53)	$(0.54)		$(0.53)	$(0.53)	$(0.56)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.27)		$(0.53)	$(0.54)		$(0.53)	$(0.53)	$(0.63)
Net asset value, end of period (x)	$14.06		$14.10	$14.93		$14.94	$14.45	$15.29
Total return (%) (r)(s)(t)(x)	1.66	(n)	(2.08)	3.61	(c)	7.33	(2.04)	7.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.82	1.84	(c)	1.87	1.88	1.86
Expenses after expense reductions (f)	1.81	(a)	1.81	1.83	(c)	1.85	1.84	1.83
Net investment income (loss)	3.82	(a)	3.36	3.47	(c)	3.75	3.54	3.75
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$121,522		$142,037	$185,167		$221,781	$270,388	$349,718

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class I			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$14.16		$14.97	$14.91		$14.39	$15.23	$14.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.33		$0.64	$0.66	(c)	$0.67	$0.67	$0.70
Net realized and unrealized gain (loss)	(0.00	)(g)(w)	(0.77)	0.08	(g)	0.52	(0.83)	0.52
Total from investment operations	$0.33		$(0.13)	$0.74		$1.19	$(0.16)	$1.22

Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.68)	$(0.68)		$(0.67)	$(0.68)	$(0.71)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.33)		$(0.68)	$(0.68)		$(0.67)	$(0.68)	$(0.78)
Net asset value, end of period (x)	$14.16		$14.16	$14.97		$14.91	$14.39	$15.23
Total return (%) (r)(s)(t)(x)	2.45	(n)	(0.95)	5.13	(c)	8.62	(1.08)	8.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.84	(c)	0.87	0.87	0.86
Expenses after expense reductions (f)	0.81	(a)	0.81	0.83	(c)	0.84	0.84	0.83
Net investment income (loss)	4.81	(a)	4.35	4.46	(c)	4.73	4.53	4.73
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$3,632,605		$3,658,375	$4,348,855		$3,593,092	$2,667,819	$3,544,099

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R1			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$14.22		$15.04	$15.02		$14.50	$15.33	$14.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.50	$0.52	(c)	$0.54	$0.53	$0.56
Net realized and unrealized gain (loss)	(0.01	)(g)	(0.78)	0.04	(g)	0.51	(0.83)	0.52
Total from investment operations	$0.26		$(0.28)	$0.56		$1.05	$(0.30)	$1.08

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.54)	$(0.54)		$(0.53)	$(0.53)	$(0.56)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.27)		$(0.54)	$(0.54)		$(0.53)	$(0.53)	$(0.63)
Net asset value, end of period (x)	$14.21		$14.22	$15.04		$15.02	$14.50	$15.33
Total return (%) (r)(s)(t)(x)	1.87	(n)	(1.98)	3.81	(c)	7.53	(1.96)	7.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.82	1.84	(c)	1.87	1.88	1.85
Expenses after expense reductions (f)	1.81	(a)	1.81	1.83	(c)	1.84	1.84	1.82
Net investment income (loss)	3.82	(a)	3.36	3.47	(c)	3.76	3.54	3.73
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$580		$617	$814		$949	$789	$1,079

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R2			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$14.22		$15.02	$15.01		$14.49	$15.32	$14.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.30		$0.57	$0.59	(c)	$0.61	$0.60	$0.63
Net realized and unrealized gain (loss)	(0.01	)(g)	(0.76)	0.03	(g)	0.51	(0.82)	0.53
Total from investment operations	$0.29		$(0.19)	$0.62		$1.12	$(0.22)	$1.16

Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.61)	$(0.61)		$(0.60)	$(0.61)	$(0.64)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.30)		$(0.61)	$(0.61)		$(0.60)	$(0.61)	$(0.71)
Net asset value, end of period (x)	$14.21		$14.22	$15.02		$15.01	$14.49	$15.32
Total return (%) (r)(s)(t)(x)	2.12	(n)	(1.35)	4.26	(c)	8.06	(1.47)	8.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.32	1.34	(c)	1.37	1.37	1.36
Expenses after expense reductions (f)	1.31	(a)	1.31	1.33	(c)	1.35	1.34	1.32
Net investment income (loss)	4.32	(a)	3.86	3.97	(c)	4.25	4.04	4.24
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$18,918		$21,881	$23,567		$25,931	$28,686	$29,234

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R3			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$14.16		$14.96	$14.95		$14.46	$15.28	$14.83

Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.61	$0.63	(c)	$0.63	$0.64	$0.66
Net realized and unrealized gain (loss)	(0.02	)(g)	(0.77)	0.03	(g)	0.50	(0.82)	0.53
Total from investment operations	$0.30		$(0.16)	$0.66		$1.13	$(0.18)	$1.19

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.64)	$(0.65)		$(0.64)	$(0.64)	$(0.67)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.32)		$(0.64)	$(0.65)		$(0.64)	$(0.64)	$(0.74)
Net asset value, end of period (x)	$14.14		$14.16	$14.96		$14.95	$14.46	$15.28
Total return (%) (r)(s)(t)(x)	2.18	(n)	(1.13)	4.52	(c)	8.12	(1.17)	8.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.09	(c)	1.13	1.12	1.10
Expenses after expense reductions (f)	1.06	(a)	1.06	1.08	(c)	1.10	1.09	1.06
Net investment income (loss)	4.57	(a)	4.11	4.22	(c)	4.46	4.29	4.48
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$33,696		$38,001	$42,893		$47,726	$76,900	$81,184

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R4			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$14.17		$14.97	$14.95		$14.43	$15.27	$14.83

Income (loss) from investment operations
Net investment income (loss) (d)	$0.34		$0.64	$0.66	(c)	$0.68	$0.67	$0.70
Net realized and unrealized gain (loss)	(0.00	)(g)(w)	(0.76)	0.04	(g)	0.51	(0.83)	0.52
Total from investment operations	$0.34		$(0.12)	$0.70		$1.19	$(0.16)	$1.22

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.68)	$(0.68)		$(0.67)	$(0.68)	$(0.71)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.34)		$(0.68)	$(0.68)		$(0.67)	$(0.68)	$(0.78)
Net asset value, end of period (x)	$14.17		$14.17	$14.97		$14.95	$14.43	$15.27
Total return (%) (r)(s)(t)(x)	2.45	(n)	(0.88)	4.85	(c)	8.61	(1.06)	8.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.84	(c)	0.87	0.87	0.86
Expenses after expense reductions (f)	0.81	(a)	0.81	0.83	(c)	0.84	0.84	0.83
Net investment income (loss)	4.82	(a)	4.36	4.47	(c)	4.76	4.54	4.74
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$62,531		$65,918	$74,239		$75,559	$70,067	$80,457

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R6			7/31/18	7/31/17		7/31/16	7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$14.22		$15.00	$14.97		$14.45	$15.27	$14.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.34		$0.65	$0.68	(c)	$0.69	$0.69	$0.71
Net realized and unrealized gain (loss)	0.01		(0.74)	0.05	(g)	0.52	(0.81)	0.53
Total from investment operations	$0.35		$(0.09)	$0.73		$1.21	$(0.12)	$1.24

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.69)	$(0.70)		$(0.69)	$(0.70)	$(0.72)
From net realized gain	—		—	—		—	—	(0.07)
Total distributions declared to shareholders	$(0.34)		$(0.69)	$(0.70)		$(0.69)	$(0.70)	$(0.79)
Net asset value, end of period (x)	$14.23		$14.22	$15.00		$14.97	$14.45	$15.27
Total return (%) (r)(s)(t)(x)	2.57	(n)	(0.65)	5.01	(c)	8.72	(0.80)	8.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.73	0.76	(c)	0.77	0.76	0.76
Expenses after expense reductions (f)	0.72	(a)	0.72	0.74	(c)	0.74	0.73	0.73
Net investment income (loss)	4.90	(a)	4.42	4.56	(c)	4.87	4.65	4.82
Portfolio turnover	44	(n)	100	100		67	55	62
Net assets at end of period (000 omitted)	$1,807,522		$1,753,566	$875,984		$792,606	$722,556	$615,814

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Notes to Financial Statements (unaudited) – continued

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at

Notes to Financial Statements (unaudited) – continued

valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of January 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,278,780	$—	$—	$2,278,780
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	102,721,437	—	102,721,437
Non-U.S. Sovereign Debt	—	4,506,545,602	—	4,506,545,602
U.S. Corporate Bonds	—	19,584,965	—	19,584,965
Foreign Bonds	—	1,097,063,017	—	1,097,063,017
Mutual Funds	253,027,073	—	—	253,027,073
Total	$255,305,853	$5,725,915,021	$—	$5,981,220,874

Other Financial Instruments
Futures Contracts – Assets	$4,902,903	$—	$—	$4,902,903
Futures Contracts – Liabilities	(709,285)	—	—	(709,285)
Forward Foreign Currency Exchange Contracts – Assets	—	18,824,422	—	18,824,422
Forward Foreign Currency
Exchange Contracts – Liabilities	—	(11,268,634)	—	(11,268,634)
Swap Agreements – Liabilities	—	(695,448)	—	(695,448)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the

Notes to Financial Statements (unaudited) – continued

type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$4,902,903	$(709,285)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	18,824,422	(11,268,634)
Credit	Credit Default Swaps	—	(695,448)
Total		$23,727,325	$(12,673,367)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$535,611	$—	$—
Foreign Exchange	—	—	(2,365,207)
Credit	—	1,717,515	—
Total	$535,611	$1,717,515	$(2,365,207)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended January 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$4,835,480	$—	$—
Foreign Exchange	—	—	9,285,917
Credit	—	(945,451)	—
Total	$4,835,480	$(945,451)	$9,285,917

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the

Notes to Financial Statements (unaudited) – continued

futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of

Notes to Financial Statements (unaudited) – continued

the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation

Notes to Financial Statements (unaudited) – continued

acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2019, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 7/31/18
Ordinary income (including any short-term capital gains)	$285,164,576

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/19

Cost of investments	$6,118,085,849
Gross appreciation	112,229,954

Gross depreciation	(249,094,929)
Net unrealized appreciation (depreciation)	$(136,864,975)

As of 7/31/18

Undistributed ordinary income	32,650,416
Capital loss carryforwards	(208,947,341)
Other temporary differences	(26,341,338)
Net unrealized appreciation (depreciation)	(227,102,154)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(192,096,604)
Long-Term	(16,850,737)
Total	$(208,947,341)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 1/31/19	Year ended 7/31/18
Class A	$7,893,779	$15,597,107
Class B	335,963	855,169
Class C	2,471,922	6,145,990
Class I	85,572,973	180,270,138
Class R1	11,760	24,831
Class R2	437,329	954,936
Class R3	807,397	1,802,824
Class R4	1,529,642	3,423,130
Class R6	42,724,680	76,090,451
Total	$141,785,445	$285,164,576

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2019, this management fee reduction amounted to $291,479, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2019 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,183 for the six months ended January 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$431,672
Class B	0.75%	0.25%	1.00%	1.00%	88,033
Class C	0.75%	0.25%	1.00%	1.00%	647,217
Class R1	0.75%	0.25%	1.00%	1.00%	3,073
Class R2	0.25%	0.25%	0.50%	0.50%	50,682
Class R3	—	0.25%	0.25%	0.25%	44,227
Total Distribution and Service Fees					$1,264,904

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2019, this rebate amounted to $25,409, $93, and $83 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2019, were as follows:

Amount
Class A	$2,357
Class B	9,101
Class C	7,467

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2019, the fee was $97,530, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,864,691.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2019 was equivalent to an annual effective rate of 0.0097% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended January 31, 2019, the fee paid by the fund under this agreement was $5,072 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended January 31, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $3,126,432.

(4) Portfolio Securities

For the six months ended January 31, 2019, purchases and sales of investments, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$254,480,628	$363,483,367
Non-U.S. Government securities	$2,256,762,315	$2,076,503,351

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/19		Year ended 7/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	4,793,935	$66,312,682	6,022,780	$87,512,307
Class B	24,553	342,195	79,819	1,189,976
Class C	242,041	3,364,692	830,421	12,408,658
Class I	45,982,387	635,496,748	104,249,650	1,538,524,364
Class R1	3,471	48,038	5,544	82,492
Class R2	89,028	1,237,149	425,757	6,320,309
Class R3	162,721	2,253,629	722,600	10,691,400
Class R4	374,876	5,209,533	1,298,650	19,208,942
Class R6	30,154,034	412,817,056	104,265,487	1,538,893,038
	81,827,046	$1,127,081,722	217,900,708	$3,214,831,486

Shares issued to shareholders in reinvestment of distributions
Class A	468,690	$6,489,904	1,002,875	$14,809,824
Class B	20,801	289,033	49,629	736,278
Class C	154,511	2,145,485	361,932	5,361,918
Class I	5,635,960	77,808,739	11,089,645	163,170,596
Class R1	843	11,711	1,658	24,597
Class R2	31,422	436,561	64,483	954,571
Class R3	58,233	806,200	121,846	1,798,007
Class R4	110,465	1,529,440	229,263	3,385,003
Class R6	3,046,596	42,144,034	4,569,592	67,083,608
	9,527,521	$131,661,107	17,490,923	$257,324,402

Shares reacquired
Class A	(4,441,686)	$(61,357,239)	(9,890,006)	$(145,891,780)
Class B	(315,394)	(4,378,672)	(537,652)	(7,978,926)
Class C	(1,827,097)	(25,306,582)	(3,519,234)	(51,860,192)
Class I	(53,393,762)	(734,303,610)	(147,633,201)	(2,170,131,932)
Class R1	(6,888)	(95,527)	(17,957)	(269,879)
Class R2	(327,848)	(4,542,926)	(520,245)	(7,699,899)
Class R3	(522,927)	(7,251,449)	(1,027,262)	(15,158,160)
Class R4	(721,941)	(9,958,435)	(1,834,996)	(26,839,016)
Class R6	(29,461,851)	(403,792,041)	(43,921,089)	(642,024,306)
	(91,019,394)	$(1,250,986,481)	(208,901,642)	$(3,067,854,090)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/19		Year ended 7/31/18

	Shares	Amount	Shares	Amount
Net change
Class A	820,939	$11,445,347	(2,864,351)	$(43,569,649)
Class B	(270,040)	(3,747,444)	(408,204)	(6,052,672)
Class C	(1,430,545)	(19,796,405)	(2,326,881)	(34,089,616)
Class I	(1,775,415)	(20,998,123)	(32,293,906)	(468,436,972)
Class R1	(2,574)	(35,778)	(10,755)	(162,790)
Class R2	(207,398)	(2,869,216)	(30,005)	(425,019)
Class R3	(301,973)	(4,191,620)	(182,816)	(2,668,753)
Class R4	(236,600)	(3,219,462)	(307,083)	(4,245,071)
Class R6	3,738,779	51,169,049	64,913,990	963,952,340
	335,173	$7,756,348	26,489,989	$404,301,798

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended January 31, 2019, the fund’s commitment fee and interest expense were $18,129 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		321,054,582	1,126,637,072	(1,194,639,276)	253,052,378

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$48,577	$(11,134)	$—	$2,314,594	$253,027,073

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Fund is included as part of the report to shareholders of such series of the Registrant under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.